Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	35.00%
State taxes	5.25%	(21.84%)
Sale of NJ NOLS and credits	(2.78%)	(68.91%)
Change in federal statutory rate	0.00%	(441.07%)
Stock based compensation	(1.96%)	(5.48%)
Other permanent difference due to sale of NJ NOLs and credits	0.00%	(24.12%)
Federal research and development credits	2.28%	2.24%
Other	(0.11%)	(12.46%)
Valuation allowance	(26.46%)	467.73%
Effective tax rate	(2.78%)	(68.91%)